Pensions	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Pensions
Note 20 - Pensions
Defined Benefit Plans
The Company sponsors two non-U.S. noncontributory defined benefit pension plans (the “Defined Benefit Plans”), which cover certain Europe-based salaried employees. In 2017, all active employees under the defined benefit pension plans were transferred to a defined contribution pension plan related to their future service. The accrued benefits under the defined benefit plans were frozen and all employees became deferred members.
A reconciliation of the changes in projected benefit obligations (“PBO”) for our pension plans at fair value are as follows:

	As of December 31,
(In $ millions)	2025	2024
Benefit obligation at beginning of period	114.6	114.3
Interest cost	2.7	2.6
Actuarial loss	(25.8)	7.2
Benefits paid	(2.5)	(2.4)
Foreign exchange rate changes	13.7	(7.1)
Benefit obligation at end of period	102.7	114.6
The Defined Benefit Plans’ assets were invested in instruments that are similar in form to a guaranteed insurance contract. The fair value of plan assets is based on surrender values, which represent the present value of the insured benefits. This model uses significant unobservable inputs, representative of Level 3 fair value measurements.
A reconciliation of the changes in fair value of plan assets is as follows:

	As of December 31,
(In $ millions)	2025	2024
Fair value of plan assets at beginning of period	114.6	114.3
Actual return on plan assets	(23.1)	9.8
Benefits paid	(2.5)	(2.4)
Foreign exchange rate changes	13.7	(7.1)
Fair value of plan assets at end of period	102.7	114.6
The Defined Benefit Plans were fully funded, and the guaranteed insurance contract represents a transfer of risk from the Company to the insurance company, therefore, as of December 31, 2025 and 2024 and no amounts are recognized in our Consolidated Balance Sheets.
Benefit cost includes the following components:

	For the Years Ended December 31,
(In $ millions)	2025	2024	2023
Interest cost	2.7	2.6	2.7
Expected return on plan assets	(2.7)	(2.6)	(2.7)
Net benefit cost	—	—	—
No benefit cost was recognized in our Consolidated Statement of Operations during 2025, 2024 and 2023.
The key assumptions for the valuation of the Defined Benefit Plans are summarized below:

	As of December 31,
Weighted Average Assumptions Used to Determine PBO	2025	2024
Discount rate	3.05% to 3.19%	2.17% to 2.30%

	For the Years Ended December 31,
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost	2025	2024	2023
Discount rate	2.17% to 2.30%	2.33% to 2.47%	2.54% to 2.93%
Expected long-term return on plan assets	2.17% to 2.30%	2.33% to 2.47%	2.54% to 2.93%
The discount rates used to calculate the PBOs are based on a yield curve of high-quality bond portfolios with an average maturity dates approximating that of the liabilities.
The discount rates used to calculate the fair value of plan assets are based on the surrender value of vested benefits (calculated based on the Dutch Central Bank interest curve, which is based on inter-bank swap rates) within the Nationale Nederlanden contract. This value is based on the projected future cash flows discounted with a (contractually specified) interest rate term structure (spot rates by term). The single interest equivalent of this interest rate term structure has been set as the expected return on plan assets.
No contributions were made to the Defined Benefit Plans in 2025 or 2024. The Company does not expect to make contributions to the plan in the next year. The following table summarizes the benefit payments at December 31, 2025 estimated to be paid within the next ten years by the issuer of the guaranteed insurance contract:

	Payments by Period
	2026	2027	2028	2029	2030	Five Years Thereafter	Total
Estimated benefit payments	3.2	3.5	3.8	4.0	4.2	24.7	43.4
Defined contribution plans
The Company operates a number of defined contribution plans, allowing employees to make tax-deferred contributions. Under these plans the Company matches contributions up to certain defined percentages, depending on the plan. Matching contributions totaled $1.0 million for the year ended December 31, 2025 ($1.3 million in 2024 and $2.2 million in 2023).